Pacer Trendpilot US Large Cap ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.1%
Advertising - 0.1%
Interpublic Group of Cos., Inc.	29,745	$536,897
Omnicom Group, Inc.	16,846	905,136
		1,442,033
Aerospace/Defense - 1.2%
Boeing Co.	41,145	6,500,910
General Dynamics Corp.	18,107	2,657,021
L3Harris Technologies, Inc.	17,149	2,886,691
Lockheed Martin Corp.	19,102	7,239,085
Northrop Grumman Corp.	12,118	3,938,471
Teledyne Technologies, Inc. (a)	2,808	861,214
TransDigm Group, Inc. (b)	3,819	1,648,204
		25,731,596
Agriculture - 0.8%
Altria Group, Inc.	143,546	5,906,918
Archer-Daniels-Midland Co.	42,865	1,835,908
Philip Morris International, Inc.	119,421	9,172,727
		16,915,553
Airlines - 0.2%
Alaska Air Group, Inc.	9,582	330,004
American Airlines Group, Inc. (b)	30,097	334,679
Delta Air Lines, Inc.	44,318	1,106,620
Southwest Airlines Co.	40,521	1,251,694
United Airlines Holdings, Inc. (a)(b)	19,197	602,402
		3,625,399
Apparel - 0.6%
Hanesbrands, Inc. (b)	27,978	395,329
NIKE, Inc. - Class B	95,770	9,348,110
PVH Corp.	5,766	280,574
Ralph Lauren Corp. (b)	3,813	271,867
Tapestry, Inc.	21,180	282,965
Under Armour, Inc. - Class A (a)(b)	14,513	152,677
Under Armour, Inc. - Class C (a)(b)	15,025	142,587
VF Corp.	25,243	1,523,667
		12,397,776
Auto Manufacturers - 0.3%
Ford Motor Co.	298,945	1,976,026
General Motors Co.	96,544	2,402,980
PACCAR, Inc.	26,648	2,267,212
		6,646,218
Auto Parts & Equipment - 0.1%
Aptiv PLC	19,570	1,521,567
BorgWarner, Inc. (b)	15,933	583,148
		2,104,715
Banks - 4.0%
Bank of America Corp.	597,337	14,861,745
Bank of New York Mellon Corp.	61,604	2,208,503
Citigroup, Inc.	159,332	7,968,193
Citizens Financial Group, Inc.	33,392	828,456
Comerica, Inc.	11,223	432,310
Fifth Third Bancorp	54,483	1,082,032
First Republic Bank	13,014	1,463,815
Goldman Sachs Group, Inc.	23,746	4,700,758
Huntington Bancshares, Inc.	79,483	736,807
JPMorgan Chase & Co.	233,041	22,521,082
KeyCorp.	75,688	909,013
M&T Bank Corp.	10,163	1,076,770
Morgan Stanley (b)	89,290	4,364,495
Northern Trust Corp. (b)	16,332	1,279,612
PNC Financial Services Group, Inc.	32,540	3,471,042
Regions Financial Corp.	74,107	804,802
State Street Corp.	27,995	1,785,801
SVB Financial Group (a)	3,980	892,595
US Bancorp	104,815	3,861,385
Wells Fargo & Co.	285,409	6,924,022
Zions Bancorp	13,099	425,325
		82,598,563
Beverages - 1.7%
Brown-Forman Corp. - Class B (b)	13,990	970,067
Coca-Cola Co.	296,023	13,984,126
Constellation Brands, Inc. - Class A	12,921	2,302,522
Molson Coors Brewing Co. - Class B	14,505	544,228
Monster Beverage Corp. (a)	29,377	2,305,507
PepsiCo, Inc.	107,143	14,749,305
		34,855,755
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	17,011	1,743,457
Amgen, Inc.	45,032	11,017,979
Biogen, Inc. (a)	12,437	3,416,320
Bio-Rad Laboratories, Inc. - Class A (a)	1,658	870,268
Corteva, Inc.	57,471	1,641,372
Gilead Sciences, Inc.	97,383	6,771,040
Illumina, Inc. (a)	11,324	4,327,580
Incyte Corp. (a)	13,698	1,352,814
Regeneron Pharmaceuticals, Inc. (a)	7,838	4,954,165
Vertex Pharmaceuticals, Inc. (a)	19,738	5,368,736
		41,463,731
Building Materials - 0.3%
Fortune Brands Home & Security, Inc.	10,786	825,129
Johnson Controls International PLC	59,613	2,293,908
Martin Marietta Materials, Inc.	4,883	1,011,660
Masco Corp.	21,989	1,256,892
Vulcan Materials Co.	10,167	1,193,809
		6,581,398
Chemicals - 1.5%
Albemarle Corp. (b)	8,132	670,565
Celanese Corp.	9,391	912,805
CF Industries Holdings, Inc. (b)	16,819	526,939
Dow, Inc.	57,019	2,341,200
DuPont de Nemours, Inc.	56,956	3,046,007
Eastman Chemical Co.	10,497	783,391
Ecolab, Inc. (b)	19,335	3,617,192
FMC Corp.	10,010	1,061,561
International Flavors & Fragrances, Inc. (b)	8,199	1,032,664
Linde PLC	40,162	9,844,108
LyondellBasell Industries NV - Class A	19,700	1,231,644
Mosaic Co.	26,973	363,326
PPG Industries, Inc.	18,125	1,951,156
Sherwin-Williams Co.	6,404	4,149,280
		31,531,838
Commercial Services - 2.5%
Automatic Data Processing, Inc.	33,300	4,425,903
Cintas Corp. (b)	6,557	1,979,362
Equifax, Inc.	9,410	1,529,690
FleetCor Technologies, Inc. (a)	6,806	1,759,827
Gartner, Inc. (a)	6,891	858,894
Global Payments, Inc.	23,151	4,121,341
H&R Block, Inc.	15,086	218,747
IHS Markit Ltd.	30,859	2,491,247
MarketAxess Holdings, Inc.	2,915	1,506,181
Moody's Corp.	12,454	3,503,310
Nielsen Holdings PLC (b)	27,376	395,036
PayPal Holdings, Inc. (a)	90,226	17,690,612
Quanta Services, Inc.	11,054	441,828
Robert Half International, Inc. (b)	9,089	462,357
Rollins, Inc.	10,936	573,046
S&P Global, Inc.	18,402	6,445,301
United Rentals, Inc. (a)	5,830	905,807
Verisk Analytics, Inc.	12,591	2,376,048
		51,684,537
Computers - 7.8%
Accenture PLC - Class A	48,766	10,961,622
Apple, Inc.	311,703	132,486,243
Cognizant Technology Solutions Corp. - Class A	42,084	2,875,179
DXC Technology Co.	19,792	354,475
Fortinet, Inc. (a)	11,024	1,524,619
Hewlett Packard Enterprise Co.	99,502	982,085
HP, Inc.	114,237	2,008,286
International Business Machines Corp.	68,082	8,370,001
Leidos Holdings, Inc.	10,232	973,677
NetApp, Inc.	17,551	777,509
Seagate Technology PLC (b)	17,820	805,820
Western Digital Corp.	22,865	985,482
		163,104,998
Cosmetics/Personal Care - 1.6%
Colgate-Palmolive Co.	65,907	5,088,020
Coty, Inc. - Class A (b)	22,699	84,213
Estee Lauder Cos., Inc. - Class A	17,126	3,383,070
Procter & Gamble Co.	190,772	25,014,025
		33,569,328
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	15,757	1,469,340
Fastenal Co. (b)	44,147	2,076,675
LKQ Corp. (a)	23,598	665,228
W.W. Grainger, Inc.	3,434	1,172,814
		5,384,057
Diversified Financial Services - 4.0%
American Express Co.	51,657	4,820,631
Ameriprise Financial, Inc. (b)	9,902	1,521,244
BlackRock, Inc.	11,728	6,743,717
Capital One Financial Corp.	35,927	2,292,143
Cboe Global Markets, Inc.	8,571	751,677
Charles Schwab Corp. (b)	87,774	2,909,708
CME Group, Inc.	27,579	4,583,078
Discover Financial Services	24,217	1,197,046
E*TRADE Financial Corp.	17,420	884,413
Franklin Resources, Inc. (b)	21,451	451,544
Intercontinental Exchange, Inc.	42,879	4,149,830
Invesco Ltd. (b)	28,598	287,124
MasterCard, Inc. - Class A	67,426	20,802,944
Nasdaq, Inc.	8,833	1,159,861
Raymond James Financial, Inc. (b)	9,608	667,564
Synchrony Financial (b)	43,724	967,612
T Rowe Price Group, Inc.	18,047	2,492,291
Visa, Inc. - Class A (b)	130,308	24,810,643
Western Union Co.	32,253	783,103
		82,276,173
Electric - 2.9%
AES Corp. (b)	51,029	777,172
Alliant Energy Corp.	18,478	995,040
Ameren Corp. (b)	18,903	1,516,777
American Electric Power Co., Inc. (b)	37,978	3,299,529
CenterPoint Energy, Inc. (b)	38,241	726,961
CMS Energy Corp.	21,807	1,399,573
Consolidated Edison, Inc.	25,516	1,960,394
Dominion Energy, Inc. (b)	63,196	5,120,772
DTE Energy Co.	14,800	1,711,324
Duke Energy Corp. (b)	55,977	4,743,491
Edison International	27,412	1,526,026
Entergy Corp.	15,261	1,604,389
Evergy, Inc.	17,521	1,135,886
Eversource Energy	24,746	2,228,872
Exelon Corp.	74,611	2,880,731
FirstEnergy Corp. (b)	41,485	1,203,065
NextEra Energy, Inc.	37,599	10,554,039
NRG Energy, Inc.	19,409	656,218
Pinnacle West Capital Corp. (b)	8,712	723,793
PPL Corp. (b)	58,970	1,569,781
Public Service Enterprise Group, Inc.	38,873	2,174,556
Sempra Energy	21,564	2,683,856
Southern Co.	80,511	4,396,706
WEC Energy Group, Inc.	24,238	2,308,912
Xcel Energy, Inc. (b)	40,303	2,782,519
		60,680,382
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	17,584	1,639,708
Emerson Electric Co.	46,852	2,905,292
		4,545,000
Electronics - 1.1%
Allegion PLC (b)	7,207	716,808
Amphenol Corp. - Class A	22,782	2,409,424
Flir Systems, Inc.	10,331	430,390
Fortive Corp.	22,693	1,592,822
Garmin Ltd.	11,094	1,093,757
Honeywell International, Inc.	53,726	8,025,053
Keysight Technologies, Inc. (a)(b)	14,480	1,446,407
Mettler-Toledo International, Inc. (a)	1,948	1,821,380
PerkinElmer, Inc.	8,593	1,021,794
TE Connectivity Ltd. (b)	25,860	2,303,350
Waters Corp. (a)	5,059	1,078,326
		21,939,511
Engineering & Construction - 0.0% (c)
Jacobs Engineering Group, Inc.	10,453	892,164
Entertainment - 0.0% (c)
Live Nation Entertainment, Inc. (a)	10,789	505,033
Environmental Control - 0.2%
Pentair PLC	12,975	555,979
Republic Services, Inc.	16,218	1,415,020
Waste Management, Inc.	29,978	3,285,589
		5,256,588
Finance and Insurance - 0.4%
Aon PLC - Class A (b)	18,089	3,712,224
Truist Financial Corp.	103,030	3,859,504
		7,571,728
Food - 1.2%
Campbell Soup Co. (b)	13,051	646,938
ConAgra Foods, Inc.	37,405	1,400,817
General Mills, Inc.	46,435	2,937,943
Hershey Co.	11,443	1,663,927
Hormel Foods Corp. (b)	21,373	1,087,031
JM Smucker Co. (b)	8,770	959,000
Kellogg Co.	19,173	1,322,745
Kroger Co. (b)	61,702	2,146,613
Lamb Weston Holdings, Inc. (b)	11,238	675,179
McCormick & Co., Inc.	9,459	1,843,559
Mondelez International, Inc. - Class A	110,645	6,139,691
Sysco Corp.	39,191	2,071,244
The Kraft Heinz Co.	47,888	1,646,389
Tyson Foods, Inc. - Class A	22,663	1,392,641
		25,933,717
Forest Products & Paper - 0.0% (c)
International Paper Co. (b)	30,143	1,048,675
Gas - 0.1%
Atmos Energy Corp.	9,252	980,620
NiSource, Inc.	28,721	702,228
		1,682,848
Hand/Machine Tools - 0.1%
Snap-On, Inc. (b)	4,278	624,032
Stanley Black & Decker, Inc.	11,688	1,792,004
		2,416,036
Healthcare-Products - 3.8%
ABIOMED, Inc. (a)(b)	3,573	1,071,686
Align Technology, Inc. (a)(b)	5,546	1,629,526
Baxter International, Inc.	39,221	3,387,910
Becton Dickinson and Co.	22,635	6,368,131
Boston Scientific Corp. (a)	106,772	4,118,196
Danaher Corp.	48,413	9,866,569
DENTSPLY SIRONA, Inc.	17,114	763,284
Edwards Lifesciences Corp. (a)	48,091	3,770,815
Henry Schein, Inc. (a)	11,300	776,649
Hologic, Inc. (a)	20,647	1,440,748
IDEXX Laboratories, Inc. (a)	6,715	2,670,891
Intuitive Surgical, Inc. (a)	8,908	6,105,899
Medtronic PLC	103,028	9,940,141
ResMed, Inc.	11,031	2,233,888
STERIS PLC	6,643	1,060,422
Stryker Corp.	24,742	4,782,629
Teleflex, Inc.	3,677	1,371,889
Thermo Fisher Scientific, Inc.	30,216	12,507,913
Varian Medical Systems, Inc. (a)(b)	7,023	1,002,323
West Pharmaceutical Services, Inc.	5,753	1,546,809
Zimmer Biomet Holdings, Inc.	15,860	2,138,880
		78,555,198
Healthcare-Services - 2.1%
Anthem, Inc.	19,589	5,363,468
Centene Corp. (a)	44,906	2,930,117
DaVita, Inc. (a)	6,912	604,040
HCA Healthcare, Inc.	20,321	2,573,452
Humana, Inc.	10,174	3,992,786
IQVIA Holdings, Inc. (a)	13,990	2,215,876
Laboratory Corp. of American Holdings (a)	7,495	1,445,935
Quest Diagnostics, Inc.	10,380	1,318,987
UnitedHealth Group, Inc.	72,031	21,809,546
Universal Health Services, Inc. - Class B	6,237	685,446
		42,939,653
Home Builders - 0.3%
DR Horton, Inc.	25,780	1,705,605
Lennar Corp. - Class A	21,539	1,558,347
NVR, Inc. (a)	316	1,241,927
PulteGroup, Inc.	19,678	857,961
		5,363,840
Home Furnishings - 0.1%
Leggett & Platt, Inc. (b)	10,162	407,394
Whirlpool Corp. (b)	4,947	806,955
		1,214,349
Household Products/Wares - 0.4%
Church & Dwight Co., Inc.	18,868	1,817,554
Clorox Co.	9,635	2,278,774
Kimberly-Clark Corp.	26,369	4,009,143
		8,105,471
Housewares - 0.0% (c)
Newell Brands, Inc.	29,314	480,750
Information - 0.1%
NortonLifeLock, Inc.	44,292	950,063
ViacomCBS, Inc. - Class B	41,493	1,081,723
		2,031,786
Insurance - 3.2%
Aflac, Inc.	56,588	2,012,835
Allstate Corp.	24,922	2,352,388
American International Group, Inc.	66,831	2,147,949
Arthur J Gallagher & Co.	14,384	1,546,136
Assurant, Inc.	4,714	506,614
Berkshire Hathaway, Inc. - Class B (a)	149,435	29,256,384
Chubb Ltd.	34,828	4,431,515
Cincinnati Financial Corp.	11,681	910,300
Everest Re Group Ltd.	3,175	694,658
Globe Life, Inc.	7,725	614,910
Hartford Financial Services Group, Inc.	27,704	1,172,433
Lincoln National Corp.	15,349	572,057
Loews Corp.	19,774	719,971
Marsh & McLennan Cos., Inc.	38,777	4,521,398
MetLife, Inc.	60,122	2,275,618
Principal Financial Group, Inc.	19,837	841,684
Progressive Corp.	44,981	4,063,584
Prudential Financial, Inc. (b)	30,951	1,961,365
Travelers Cos., Inc.	19,984	2,286,569
Unum Group	15,913	274,181
W R Berkley Corp.	11,309	698,331
Willis Towers Watson PLC	9,915	2,082,249
		65,943,129
Internet - 11.8%
Alphabet, Inc. - Class A (a)	22,583	33,602,375
Alphabet, Inc. - Class C (a)	22,301	33,071,491
Amazon.com, Inc. (a)	32,090	101,554,581
Booking Holdings, Inc. (a)	3,160	5,252,331
CDW Corp. (b)	11,021	1,281,191
eBay, Inc.	50,545	2,794,128
Expedia Group, Inc.	10,840	878,149
F5 Networks, Inc. (a)	4,728	642,535
Facebook, Inc. - Class A (a)	182,357	46,258,500
Netflix, Inc. (a)	33,714	16,482,100
Twitter, Inc. (a)	59,496	2,165,654
VeriSign, Inc. (a)	8,062	1,706,564
		245,689,599
Iron/Steel - 0.0% (c)
Nucor Corp.	23,302	977,519
Leisure Time - 0.1%
Carnival Corp. (b)	35,771	496,501
Norwegian Cruise Line Holdings Ltd. (a)(b)	19,026	259,515
Royal Caribbean Cruises Ltd. (b)	13,229	644,385
		1,400,401
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	21,747	1,632,112
Las Vegas Sands Corp.	26,017	1,135,382
Marriott International, Inc. - Class A (b)	20,940	1,755,296
MGM Resorts International (b)	39,782	640,092
Wynn Resorts Ltd.	7,452	539,748
		5,702,630
Machinery-Constructon & Mining - 0.3%
Caterpillar, Inc.	41,365	5,496,581
Machinery-Diversified - 0.8%
Cummins, Inc.	11,796	2,279,695
Deere & Co.	24,187	4,264,410
Dover Corp.	11,166	1,149,316
Flowserve Corp.	10,123	282,128
IDEX Corp.	5,849	964,032
Rockwell Automation, Inc.	8,906	1,942,755
Roper Technologies, Inc.	7,953	3,439,275
Wabtec Corp.	13,981	869,479
Xylem, Inc.	13,798	1,006,978
		16,198,068
Manufacturing - 1.8%
Abbott Laboratories	135,720	13,658,861
Agilent Technologies, Inc.	23,872	2,299,590
Air Products & Chemicals, Inc.	16,933	4,853,506
Avery Dennison Corp.	6,527	739,770
Ball Corp.	25,211	1,856,286
Carrier Global Corp.	62,391	1,699,531
Howmet Aerospace, Inc.	29,870	441,478
Ingersoll Rand, Inc. (a)(b)	26,665	842,347
Otis Worldwide Corp.	31,108	1,951,716
Raytheon Technologies Corp.	112,755	6,390,953
The Cooper Cos., Inc.	3,798	1,074,568
Trane Technologies PLC	18,409	2,059,415
		37,868,021
Media - 2.0%
Charter Communications, Inc. - Class A (a)	11,541	6,693,780
Comcast Corp. - Class A	348,434	14,912,975
Discovery, Inc. - Class A (a)(b)	12,246	258,391
Discovery, Inc. - Class C (a)(b)	25,946	491,677
DISH Network Corp. - Class A (a)	19,636	630,512
FOX Corp. - Class A (b)	27,415	706,485
FOX Corp. - Class B	12,612	325,011
News Corp. - Class B	9,473	120,875
News Corp. - Class A	29,820	379,310
Walt Disney Co.	138,368	16,180,754
		40,699,770
Mining - 0.3%
Freeport-McMoRan, Inc.	111,479	1,440,309
Newmont Goldcorp Corp.	63,057	4,363,544
		5,803,853
Miscellaneous Manufacturing - 1.0%
3M Co.	44,268	6,661,006
A O Smith Corp.	10,596	510,091
Eaton Corp. PLC	31,970	2,977,366
General Electric Co.	670,519	4,070,050
Illinois Tool Works, Inc.	22,576	4,176,334
Parker-Hannifin Corp.	9,905	1,772,203
Textron, Inc.	17,554	613,337
		20,780,387
Office/Business Equipment - 0.1%
Xerox Holdings Corp.	14,329	238,578
Zebra Technologies Corp. - Class A (a)	4,194	1,177,465
		1,416,043
Oil & Gas - 2.1%
Apache Corp. (b)	28,948	444,352
Cabot Oil & Gas Corp. (b)	31,473	588,545
Chevron Corp.	142,831	11,989,234
Concho Resources, Inc.	15,594	819,309
ConocoPhillips	84,457	3,157,847
Devon Energy Corp.	29,836	312,980
Diamondback Energy, Inc.	12,501	498,290
EOG Resources, Inc.	44,720	2,095,132
Exxon Mobil Corp.	325,027	13,677,136
HESS Corp.	19,907	979,623
HollyFrontier Corp.	11,458	315,095
Marathon Oil Corp.	61,532	337,811
Marathon Petroleum Corp.	49,972	1,908,930
Noble Energy, Inc.	36,822	367,852
Occidental Petroleum Corp. (b)	68,531	1,078,678
Phillips 66	34,252	2,124,309
Pioneer Natural Resources Co.	12,752	1,235,924
Valero Energy Corp.	31,562	1,774,731
		43,705,778
Oil & Gas Services - 0.2%
Baker Hughes a GE Co. (b)	49,845	772,099
Halliburton Co.	67,370	965,412
National Oilwell Varco, Inc.	29,590	340,581
Schlumberger Ltd.	106,229	1,926,994
TechnipFMC PLC	32,343	259,714
		4,264,800
Packaging & Containers - 0.1%
Amcor PLC	124,939	1,286,871
Packaging Corp. of America	7,273	699,081
Sealed Air Corp.	11,916	425,163
WestRock Co.	19,806	531,989
		2,943,104
Pharmaceuticals - 5.7%
AbbVie, Inc.	135,487	12,859,071
AmerisourceBergen Corp.	11,613	1,163,507
Bristol-Myers Squibb Co.	173,099	10,153,987
Cardinal Health, Inc.	22,577	1,233,156
Cigna Corp.	28,711	4,958,103
CVS Health Corp.	99,977	6,292,552
DexCom, Inc. (a)	7,049	3,070,121
Eli Lilly & Co.	64,912	9,755,625
Johnson & Johnson	201,514	29,372,681
McKesson Corp.	12,375	1,858,230
Merck & Co., Inc.	193,072	15,492,097
Mylan NV (a)	39,728	640,018
Perrigo Co. PLC (b)	10,509	557,187
Pfizer, Inc.	424,797	16,346,189
Zoetis, Inc.	36,640	5,557,555
		119,310,079
Pipelines - 0.2%
Kinder Morgan, Inc.	149,637	2,109,882
ONEOK, Inc.	31,783	887,063
Williams Cos., Inc.	93,135	1,781,673
		4,778,618
Real Estate Management/Services - 0.1%
CBRE Group, Inc. - Class A (a)	25,728	1,127,144
Retail - 5.5%
Advance Auto Parts, Inc.	5,322	799,045
AutoZone, Inc. (a)	1,900	2,294,098
Best Buy Co., Inc.	17,505	1,743,323
CarMax, Inc. (a)(b)	12,642	1,225,895
Chipotle Mexican Grill, Inc. (a)	2,059	2,378,474
Costco Wholesale Corp.	34,035	11,079,414
Darden Restaurants, Inc.	10,084	765,376
Dollar General Corp.	19,665	3,744,216
Dollar Tree, Inc. (a)	18,143	1,693,649
Domino's Pizza, Inc.	2,982	1,152,871
Gap, Inc. (b)	16,414	219,455
Genuine Parts Co.	11,168	1,006,795
Home Depot, Inc.	82,964	22,026,112
Kohl's Corp. (b)	12,103	230,441
L Brands, Inc.	17,916	437,330
Lowe's Cos., Inc.	57,774	8,603,126
McDonald's Corp.	56,953	11,064,829
O'Reilly Automotive, Inc. (a)	5,812	2,774,533
Ross Stores, Inc.	27,823	2,494,888
Starbucks Corp.	90,828	6,951,067
Target Corp.	38,965	4,904,914
Tiffany & Co. (b)	8,306	1,041,240
TJX Cos., Inc.	93,191	4,845,000
Tractor Supply Co.	9,164	1,308,069
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,397	848,577
Walgreens Boots Alliance, Inc.	57,750	2,351,003
Walmart, Inc.	108,980	14,102,012
Yum! Brands, Inc.	23,234	2,115,456
		114,201,208
Savings & Loans - 0.0% (c)
People's United Financial, Inc. (b)	34,230	369,342
Semiconductors - 4.7%
Advanced Micro Devices, Inc. (a)	89,906	6,961,421
Analog Devices, Inc.	28,245	3,243,938
Applied Materials, Inc.	71,014	4,568,331
Broadcom, Inc.	30,482	9,655,173
Intel Corp.	323,831	15,456,454
IPG Photonics Corp. (a)(b)	2,791	499,617
KLA Corp.	12,214	2,440,724
Lam Research Corp.	11,149	4,204,957
Maxim Integrated Products, Inc.	20,872	1,421,174
Microchip Technology, Inc. (b)	18,353	1,867,051
Micron Technology, Inc. (a)	85,014	4,255,376
NVIDIA Corp.	46,954	19,936,199
Qorvo, Inc. (a)	8,963	1,148,608
QUALCOMM, Inc.	86,007	9,083,199
Skyworks Solutions, Inc.	13,091	1,905,788
Texas Instruments, Inc.	70,163	8,949,291
Xilinx, Inc.	19,398	2,082,375
		97,679,676
Shipbuilding - 0.0% (c)
Huntington Ingalls Industries, Inc.	3,186	553,440
Software - 10.3%
Activision Blizzard, Inc.	59,010	4,875,996
Adobe Systems, Inc. (a)	37,171	16,515,819
Akamai Technologies, Inc. (a)	12,384	1,392,457
ANSYS, Inc. (a)	6,539	2,031,013
Autodesk, Inc. (a)	16,897	3,994,958
Broadridge Financial Solutions, Inc.	8,824	1,185,416
Cadence Design System, Inc. (a)	21,604	2,360,237
Cerner Corp. (b)	24,274	1,685,829
Citrix Systems, Inc.	8,858	1,264,568
Electronic Arts, Inc. (a)	22,548	3,193,248
Fidelity National Information Services, Inc.	47,172	6,901,735
Fiserv, Inc. (a)	43,927	4,383,475
Intuit, Inc.	20,026	6,135,366
Jack Henry & Associates, Inc.	5,929	1,057,141
Microsoft Corp.	580,616	119,032,086
MSCI, Inc.	6,478	2,435,599
Oracle Corp.	159,294	8,832,852
Paychex, Inc. (b)	24,523	1,763,694
Paycom Software, Inc. (a)	3,751	1,066,672
Salesforce.com, Inc. (a)	68,048	13,259,153
ServiceNow, Inc. (a)	14,513	6,374,110
Synopsys, Inc. (a)	11,614	2,313,741
Take-Two Interactive Software, Inc. (a)	8,706	1,427,958
Tyler Technologies, Inc. (a)	3,060	1,093,185
		214,576,308
Telecommunications - 2.8%
Arista Networks, Inc. (a)	4,224	1,097,268
AT&T, Inc.	545,048	16,122,520
CenturyLink, Inc. (b)	75,438	727,977
Cisco Systems, Inc.	325,805	15,345,416
Corning, Inc. (b)	59,245	1,836,595
Juniper Networks, Inc.	25,723	652,850
Motorola Solutions, Inc.	13,178	1,842,284
T-Mobile US, Inc. (a)	29,280	3,144,086
Verizon Communications, Inc.	317,707	18,261,798
		59,030,794
Textiles - 0.0% (c)
Mohawk Industries, Inc. (a)	4,605	367,709
Toys/Games/Hobbies - 0.0%
Hasbro, Inc. (b)	9,795	712,684
Transportation - 1.6%
CH Robinson Worldwide, Inc. (b)	10,431	977,593
CSX Corp.	59,771	4,264,063
FedEx Corp.	18,449	3,106,812
JB Hunt Trasport Services, Inc. (b)	6,669	862,969
Kansas City Southern	7,679	1,319,636
Norfolk Southern Corp.	20,066	3,856,886
Old Dominion Freight Line, Inc.	7,376	1,348,480
Union Pacific Corp.	51,918	8,999,985
United Parcel Service, Inc. - Class B	53,847	7,687,198
		32,423,622
Transportation and Warehousing - 0.0% (c)
Expeditors International of Washington, Inc.	13,084	1,105,729
Water - 0.1%
American Water Works Co., Inc.	13,861	2,041,309
TOTAL COMMON STOCKS (Cost $1,901,783,364)		2,020,243,742

REAL ESTATE INVESTMENT TRUSTS - 2.7%
Alexandria Real Estate Equities, Inc.	9,372	1,663,999
American Tower Corp.	33,965	8,878,111
Apartment Investment and Management Co. - Class A	11,495	446,236
AvalonBay Communities, Inc.	10,833	1,658,749
Boston Properties, Inc.	11,032	982,841
Crown Castle International Corp.	31,936	5,323,731
Digital Realty Trust, Inc. (b)	20,258	3,252,219
Duke Realty Corp.	28,179	1,132,514
Equinix, Inc.	6,775	5,321,627
Equity Residential	26,763	1,435,300
Essex Property Trust, Inc.	5,209	1,149,835
Extra Space Storage, Inc. (b)	10,000	1,033,400
Federal Realty Investment Trust (b)	5,411	412,859
Healthpeak Properties, Inc.	37,595	1,025,968
Host Hotels & Resorts, Inc.	55,300	596,134
Iron Mountain, Inc. (b)	22,108	623,225
Kimco Realty Corp.	32,366	360,881
Mid-America Apartment Communities, Inc.	8,771	1,045,415
Prologis, Inc.	56,722	5,979,633
Public Storage	11,617	2,322,006
Realty Income Corp.	26,359	1,582,858
Regency Centers Corp.	12,927	530,395
SBA Communications Corp.	8,706	2,712,267
Simon Property Group, Inc.	23,634	1,473,580
SL Green Realty Corp. (b)	6,346	295,089
UDR, Inc.	22,470	813,414
Ventas, Inc. (b)	28,648	1,098,937
Vornado Realty Trust (b)	12,270	423,560
Welltower, Inc.	31,117	1,666,627
Weyerhaeuser Co.	57,175	1,590,037
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $55,647,154)		56,831,447

WARRANTS - 0.0% (c)
Occidental Petroleum Corp.	9,292	52,037
TOTAL WARRANTS (Cost $0)		52,037

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (d)	$3,088,490	3,088,490
TOTAL SHORT-TERM INVESTMENTS (Cost $3,088,490)		3,088,490

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (d)	105,002,616	$105,002,616
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $105,002,616)		105,002,616

Total Investments (Cost $2,065,521,624) - 105.0%		2,185,218,332
Liabilities in Excess of Other Assets - (5.0)%		(104,028,748)
TOTAL NET ASSETS - 100.0%		$2,081,189,584

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $99,795,818 or 4.8% of net assets.
(c)	Less than 0.05%
(d)	The rate shown is as of July 31, 2020.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaq Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,020,243,742	$ -	$ -	$ -	$ 2,020,243,742
Real Estate Investment Trusts	56,831,447	-	-	-	56,831,447
Warrants	52,037	-	-	-	52,037
Short-Term Investments	3,088,490	-	-	-	3,088,490
Investments Purchased with Proceeds from Securities Lending	-	-	-	105,002,616	105,002,616
Total Investments in Securities	$ 2,080,215,716	$ -	$ -	$ 105,002,616	$ 2,185,218,332
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.